Impairment Testing of Goodwill and Intangible Assets - Summery of Movements in Intangible Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Impairment of Assets [Abstract]
Beginning balance	₽ 6,468	₽ 6,569
Transfer to intangible assets with definite useful life	0	(101)
Ending balance	₽ 6,468	₽ 6,468